Preferred Stock (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2023	Jul. 21, 2023	Apr. 17, 2023	Mar. 25, 2022	Mar. 22, 2022	Jan. 01, 2021	May 30, 2000	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 10, 2024
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized								1,000,000	1,000,000	1,000,000
Preferred stock, par value								$ 0.01	$ 0.01	$ 0.01
Number of shares issued during period, shares
Series F Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, designated shares										2,000
Series G Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized								1,800	1,800	1,800
Temporary equity, shares outstanding								168	168
Series G Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Temporary equity, shares outstanding							168.496			168.496
Sale of Stock, Number of Shares Issued in Transaction							1,800
Conversion of Stock, Shares Converted							1,631.504
Preferred Stock, Liquidation Preference Per Share							$ 1
Series G Preferred Stock [Member] | Original Investor [Member]
Subsidiary or Equity Method Investee [Line Items]
Temporary equity, shares outstanding										168.496
Preferred stock, liquidation aggregate amount										$ 168
Temporary equity, liquidation preference per share value										$ 1
Series H Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value						$ 1,000
Preferred stock, shares authorized										23,000
Temporary equity, shares outstanding										14,356
Number of shares issued during period, shares						19,596				624,111	97,980
Conversion price												$ 7.26
Proceeds from Issuance of Convertible Preferred Stock										$ 710	$ 4,530
Series H Preferred Stock [Member] | James Heckman [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price						$ 7.26
Series I Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, designated shares										25,800
Series J Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, designated shares										35,000
Series K Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, designated shares										20,000
Series L Junior Participating Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, designated shares										600,000
Series H Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value								$ 1,000	$ 1,000
Preferred stock, shares authorized								23,000	23,000	23,000	23,000
Temporary equity, shares outstanding								0	0	14,356	15,066
Conversion of Stock, Shares Converted	12,748	108	1,500					12,856	1,500
Temporary equity, liquidation preference per share value								$ 1,000	$ 1,000	$ 1,000	$ 1,000
Number of shares issued during period, shares				70,380	70,380
Conversion price								$ 7.26	$ 7.26